Expenses and other income	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Expenses and other income
5.
Expenses and other income

	2026	2025	2024
	US$M	US$M	US$M
Employee benefits expense:
Wages and salaries	5,198	5,017	4,633
Employee share awards	123	127	112
Social security costs	6	5	5
Pension and other post-retirement obligations	442	399	374
Less employee benefits expense classified as exploration and evaluation expenditure	(69)	(61)	(49)
Changes in inventories of finished goods and work in progress	(1,093)	433	(289)
Raw materials and consumables used	6,356	5,950	6,536
Freight and transportation	2,110	2,029	2,270
External services	5,418	5,726	5,795
Third-party commodity purchases	3,171	1,991	1,977
Net foreign exchange losses	184	85	23
Fair value change on derivatives[1]	130	(58)	84
Government royalties paid and payable	2,887	2,608	3,571
Exploration and evaluation expenditure incurred and expensed in the current period	347	346	399
Depreciation and amortisation expense	6,201	5,540	5,295
Impairment net of reversals:
Property, plant and equipment	2,399	106	3,833
Goodwill and other intangible assets	7	2	57
All other operating expenses	2,162	2,074	2,124
Total expenses	35,979	32,319	36,750
(Gain)/loss on disposal of subsidiaries and operations[2]	(65)	117	(915)
Other income[3]	(449)	(485)	(370)
Total other income	(514)	(368)	(1,285)

1.
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.
2.
Includes gain on disposal of the Group’s interest in SolGold following takeover by Jiangxi Copper Company and on the divestment of the Carajás assets in Brazil to a wholly-owned subsidiary of CoreX Holding completed on 2 April 2026 net of the impact of fair value remeasurement of Blackwater and Daunia divestment related contingent consideration. FY2024 mainly relates to the gain on divestment of Blackwater and Daunia mines. Refer to note 3 'Exceptional items' for further information.
3.
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling interests and joint arrangements, royalties, insurance recoveries, energy sales and commission income.

Recognition and measurement

Other income is recognised when it is probable that the economic benefits associated with a transaction will flow to the Group and can be reliably measured. Dividend income is recognised upon declaration.